Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

From time to time, the Company may be subject to various claims and suits arising in the ordinary course of business. The Company is not currently a party to any legal proceedings the outcome of which the Company believes, if determined adversely to the Company, would individually or in the aggregate have a material adverse effect on the Company’s business, operating results or financial condition.

6. Commitments and Contingencies

From time to time, the Company may be subject to various claims and suits arising in the ordinary course of business. The Company is not currently a party to any legal proceedings the outcome of which the Company believes, if determined adversely to the Company, would individually or in the aggregate have a material adverse effect on the Company’s business, operating results or financial condition.